Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	May 23, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table sets forth additional compensation information of our principal executive officers (“PEOs”) and our other NEOs (averaged) along with total shareholder return and net income (loss) performance results for our fiscal years ending 2024, 2023, and 2022:

Year	Summary Compensation Table Total for PEOs(1)(2)		Compensation Actually Paid to PEOs(1)(2)		Average Summary Compensation Table Total for Other NEOs(1)(2) ($)	Average Compensation Actually Paid to Other NEOs(1)(2) ($)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(3) ($)	Net Income (Loss) ($ in thousands) ($)
	Kevin A. Richardson, II (PEO 1) ($)	Morgan C. Frank (PEO 2) ($)	Kevin A. Richardson, II (PEO 1) ($)	Morgan C. Frank (PEO 2) ($)
2024	—	1,383,846	—	2,571,422	1,036,446	1,709,408	$36.08	(31,372)
2023	410,000	100,001	410,000	100,001	329,229	329,229	$7.65	(25,807)
2022	605,583	—	605,583	—	349,526	349,526	$13.41	(10,293)

(1)	Our PEOs and Other NEOs for each reported fiscal year were:

Year	PEOs	Other NEOs
2024	Morgan C. Frank	Andrew Walko Nanci Gilmore
2023	Kevin A. Richardson, II Morgan C. Frank	Toni Rinow Tim Hendricks
2022	Kevin A. Richardson, II	John Schlechtweg Lisa Sundstrom

(2)
SEC rules require certain adjustments be made to the Summary Compensation Table (“SCT”) totals to determine “compensation actually paid” (“CAP”) as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. A reconciliation of the SCT totals to CAP to our PEOs and our Other NEOs (as an average) is shown below:

	2024
Equity Adjustments	PEO 1 ($)	PEO 2 ($)	Average of Other NEOs ($)
Total Compensation from SCT	—	1,383,846	1,036,446
Adjustments for stock and option awards
Subtract SCT amounts of stock and option awards	—	1,383,842	772,846
Add fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	—	2,551,416	1,445,808
+/- The difference between fair value of awards from the end of the prior fiscal year to the end of the covered year for awards granted in any prior fiscal year that are outstanding and unvested at year end	—	—	—
+/- Add the fair value as of the vesting date for awards granted and vesting during such fiscal year	—	20,002	—
+/- The difference in fair value at the end of the prior fiscal year to the vesting date for awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during such year	—	—	—
Subtract fair value at end of prior year for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	—	—	—
Compensation Actually Paid (as calculated)	—	2,571,422	1,709,408

(3)
Total shareholder return is calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2021 (the last trading day of fiscal 2021) through and including the end of each fiscal year reported in the table.

Named Executive Officers, Footnote
(1)	Our PEOs and Other NEOs for each reported fiscal year were:

Year	PEOs	Other NEOs
2024	Morgan C. Frank	Andrew Walko Nanci Gilmore
2023	Kevin A. Richardson, II Morgan C. Frank	Toni Rinow Tim Hendricks
2022	Kevin A. Richardson, II	John Schlechtweg Lisa Sundstrom

Adjustment To PEO Compensation, Footnote
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table (“SCT”) totals to determine “compensation actually paid” (“CAP”) as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. A reconciliation of the SCT totals to CAP to our PEOs and our Other NEOs (as an average) is shown below:

	2024
Equity Adjustments	PEO 1 ($)	PEO 2 ($)	Average of Other NEOs ($)
Total Compensation from SCT	—	1,383,846	1,036,446
Adjustments for stock and option awards
Subtract SCT amounts of stock and option awards	—	1,383,842	772,846
Add fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	—	2,551,416	1,445,808
+/- The difference between fair value of awards from the end of the prior fiscal year to the end of the covered year for awards granted in any prior fiscal year that are outstanding and unvested at year end	—	—	—
+/- Add the fair value as of the vesting date for awards granted and vesting during such fiscal year	—	20,002	—
+/- The difference in fair value at the end of the prior fiscal year to the vesting date for awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during such year	—	—	—
Subtract fair value at end of prior year for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	—	—	—
Compensation Actually Paid (as calculated)	—	2,571,422	1,709,408

Non-PEO NEO Average Total Compensation Amount			$ 1,036,446	$ 329,229	$ 349,526
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,709,408	329,229	349,526
Adjustment to Non-PEO NEO Compensation Footnote
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table (“SCT”) totals to determine “compensation actually paid” (“CAP”) as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. A reconciliation of the SCT totals to CAP to our PEOs and our Other NEOs (as an average) is shown below:

	2024
Equity Adjustments	PEO 1 ($)	PEO 2 ($)	Average of Other NEOs ($)
Total Compensation from SCT	—	1,383,846	1,036,446
Adjustments for stock and option awards
Subtract SCT amounts of stock and option awards	—	1,383,842	772,846
Add fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	—	2,551,416	1,445,808
+/- The difference between fair value of awards from the end of the prior fiscal year to the end of the covered year for awards granted in any prior fiscal year that are outstanding and unvested at year end	—	—	—
+/- Add the fair value as of the vesting date for awards granted and vesting during such fiscal year	—	20,002	—
+/- The difference in fair value at the end of the prior fiscal year to the vesting date for awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during such year	—	—	—
Subtract fair value at end of prior year for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	—	—	—
Compensation Actually Paid (as calculated)	—	2,571,422	1,709,408

Compensation Actually Paid vs. Total Shareholder Return			CAP versus Company TSR Total shareholder return in the above chart reflects the cumulative return of $100 as if invested on December 31, 2021, including reinvestment of any dividends.
Compensation Actually Paid vs. Net Income			CAP versus Net Income (Loss)
Total Shareholder Return Amount			$ 36.08	7.65	13.41
Net Income (Loss)			$ (31,372,000)	(25,807,000)	$ (10,293,000)
PEO Name	Kevin A. Richardson, II	Morgan C. Frank	Morgan C. Frank		Kevin A. Richardson, II
Kevin A. Richardson, II [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	410,000	$ 605,583
PEO Actually Paid Compensation Amount			0	410,000	605,583
Morgan C. Frank [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,383,846	100,001	0
PEO Actually Paid Compensation Amount			2,571,422	$ 100,001	$ 0
PEO | Kevin A. Richardson, II [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Kevin A. Richardson, II [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Kevin A. Richardson, II [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Kevin A. Richardson, II [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Kevin A. Richardson, II [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Kevin A. Richardson, II [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Morgan C. Frank [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,383,842)
PEO | Morgan C. Frank [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,551,416
PEO | Morgan C. Frank [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Morgan C. Frank [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			20,002
PEO | Morgan C. Frank [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Morgan C. Frank [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(772,846)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,445,808
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0